MERIDIAN FUND, INC.
                                                                 October 1, 2007

To Our Shareholders:

Stocks posted mixed results during the September quarter. The period was volatile and started with trouble in the sub-prime mortgage market, but ended with a fifty basis point rate cut by the Federal Reserve. Large cap stocks fared better than their smaller counterparts. The S&P 500 advanced 1.6%, the NASDAQ 3.8%, but the Russell 2000 declined 3.4%. The best performing sectors included nonferrous metals, consumer electronics and heavy construction. Home construction, employment agencies and mortgage finance companies were among the groups hardest hit. The interest rate on the ten-year government bond declined from 5.03% to 4.58% during the quarter, reflecting expectations of a slower economy and a flight to safety on the part of nervous investors.

Economic growth was revised to 3.8% for the second quarter, but activity appears to have slowed somewhat since the end of June. Non-residential construction, capital spending, government spending and exports continue to grow. Consumer spending and manufacturing are doing okay while residential construction, on the other hand, is off considerably. Oil prices continue to rise and the dollar remains weak. The primary concern is the impact the troubled housing and mortgage markets will have on credit availability and economic growth. Consumer spending is coming under mounting pressure and it is hard to believe that this important economic component will show much life during the foreseeable future. We believe, however, that the economy will weather the above problems, but that activity will moderate during the next several quarters. Corporate profits, in our opinion, will continue to inch up, but at a slower pace, and interest rates and the rate of inflation will remain stable.

We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

/s/ Richard F. Aster, Jr.

Richard F. Aster, Jr.

MERIDIAN EQUITY INCOME FUND(R) (MEIFX)

The Meridian Equity Income Fund's net asset value per share at September 30, 2007 was $12.87. This represents an increase of 5.2% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, January 31, 2005, were 33.2% and

11.4%, respectively. The Fund's assets at the close of the quarter were invested 4.8% in cash and 95.2% in stocks. Total net assets were $42,276,788 and there were 615 shareholders.

Our strategy remains unchanged. The Fund continues to seek to invest in companies with above average yields and strong financial returns that, in our opinion, have the ability to grow dividends. The portfolio is diversified with 36 positions representing 27 different industry groups. At the end of the September quarter, the portfolio's average holding had a 5-year-average return on equity of 19.8% and an average dividend yield of 2.8%; both measures substantially higher than the average S&P 500 stock. The average position had a market capitalization of $42.1 billion, a debt ratio of 32.9% and earnings per share that are expected to grow 10.0% during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we did not purchase or sell any new positions.

Johnson & Johnson, a current holding, is an established leader in many areas of the health care market with well-known consumer brands, over-the-counter and prescription pharmaceutical offerings as well as medical device, diagnostic and visual care products. This is a stable, non-cyclical business area and Johnson & Johnson is positioned to benefit from the industry's solid growth for years to come. International prospects are particularly exciting. The company has a return on equity of 25%, minimal debt, strong cash flow and a growing dividend that now yields 2.5%. We believe the shares will show good long-term performance.

MERIDIAN GROWTH FUND(R) (MERDX)

The Meridian Growth Fund's net asset value per share at September 30, 2007 was $42.79. This represents an increase of 9.1% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, August 1, 1984, were 1,947.8% and 13.9%, respectively. The Fund's assets at the close of the quarter were invested 4.9% in cash and cash equivalents and 95.1% in stocks. Total net assets were $2,032,983,902 and there were 74,341 shareholders.

There has been no change in our market outlook. Short-term market predictions are difficult but, for what it's worth, we expect normal-type returns from stocks during the foreseeable future. This is based on modest economic growth, stable interest rates and the current reasonable valuation assigned to equities. We believe the recent strong performance from commodity-based companies will be difficult to sustain. Our portfolio consists of good companies that we believe, for the most part, are positioned well for consistent long-term growth. They are market leaders with strong returns on invested capital and sell at reasonable valuations. Our largest areas of concentration are health care, technology and financial stocks.

During the quarter we purchased shares of MICROS Systems and Network Appliance. We sold our positions in Carters, Regis and Republic Services.

Global Payments, a current holding, is a leading payment processing company serving mid and small merchant customers. Over $2 trillion of annual consumer spending is charged using

MasterCard and VISA cards in North America. This market is forecasted to grow 6% to 8% with consumers continuing to shift away from paper-based payments to card-based and electronic-based forms. However, the largest opportunity for growth in payment processing is occurring in international markets. Purchase transactions on credit and debit cards in Asia Pacific (APAC) are forecasted to grow 17%. Global Payments has approximately 20% market share in its served APAC region through its joint venture with HSBC. Central & Eastern Europe (CEE) credit card circulation is forecasted to grow over 50% with the structural improvement of the banking sector. Global Payments recently acquired a payment processor in the Czech Republic with 50% market share to grow its presence in CEE. The company should be able to grow revenue and profits at a double-digit rate while maintaining a strong balance sheet. The stock sells at a reasonable valuation given its earnings growth potential, free cash flow generation, experienced management team and positive long-term investment outlook.

MERIDIAN VALUE FUND(R) (MVALX)

The Meridian Value Fund's net asset value per share at September 30, 2007 was $38.46. This represents an increase of 8.0% for the calendar year to date. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 731.8% and 18.9%, respectively. The comparable period returns for the S&P 500 with dividends were 264.4% and 11.1%, respectively. The Fund's assets at the close of the quarter were invested 5.2% in cash and cash equivalents and 94.8% in stocks. Total net assets were $1,739,799,102 and there were 72,793 shareholders.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies that we believe have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. It is our position that over the long term this strategy will produce returns that outperform the Fund's benchmark. In our opinion the portfolio is well positioned, reasonably valued and diversified. We hold 60 positions, representing 25 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are healthcare products, technology and industrial products. The outlook for our approach, in our view, is favorable at this time.

During the quarter we purchased shares of Abbott Laboratories, Edge Petroleum Corp., Secure Computing Corp., Shuffle Master, Grupo Televisa SA and UAP Holding Corp. We sold our positions in Barrick Gold Corp., Analog Devices, Apartment Investment & Management Co., Dionex Corp., Helen of Troy, Ltd., JPMorgan Chase & Co., Rent-A-Center, Stewart Information Services Corp., Sysco Corp., Universal Corp., Waste Management and XL Capital, Ltd.

We recently invested in UAP Holding Corp, a leading distributor of agricultural products such as chemicals, fertilizer and seeds that was spun-out from ConAgra in 2004. UAP suffered earnings declines due to drought conditions in 2006 that led to fewer acres planted and lower purchases of crop inputs. Earnings growth has since resumed and should continue as the company continues to gain market share in fertilizer via infrastructure expansions and acquisitions, expands its private label seed and chemical businesses, benefits from farm consolidation as larger farms tend to buy from large distributors such as UAP rather than local co-ops and pursues a cost and working capital reduction program that should boost margins.

We believe that earnings could exceed $3.00 in 3-5 years. Current valuation is attractive at a little over 10 times this normalized earnings level and the stock pays a 2.8% dividend yield.

MISCELLANEOUS

The Meridian Funds are no-load and there are no transaction fees or commissions charged when purchased directly through our transfer agent, PFPC. This can be a very cost-effective method to purchase shares of the Meridian Funds for shareholders who do not need the services of a broker-dealer and for long-term investors that make multiple purchases.

We have added a new E-mail Alerts feature to our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

MERIDIAN EQUITY INCOME FUND

SUMMARY OF PORTFOLIO HOLDINGS

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Electrical Equipment........................................    6.0%  $ 2,551,021
Diversified Operations......................................    5.9     2,486,700
Brokerage & Money Management................................    5.7     2,427,271
Oil & Gas...................................................    5.7     2,396,826
Chemicals...................................................    5.6     2,345,904
Basic Materials.............................................    5.5     2,336,955
Industrial Services.........................................    5.4     2,290,231
Insurance...................................................    5.0     2,109,796
Paper/Forest Products.......................................    4.5     1,902,357
Technology..................................................    3.4     1,415,188
Telecommunications Services.................................    2.9     1,226,144
Auto Components.............................................    2.8     1,199,780
Transportation..............................................    2.8     1,168,932
Healthcare Products.........................................    2.7     1,152,049
Leisure & Amusement.........................................    2.7     1,135,199
Consumer Products...........................................    2.6     1,100,425
Insurance Brokers...........................................    2.6     1,077,746
Business Products...........................................    2.5     1,075,318
Apparel.....................................................    2.5     1,065,900
Building-Tools & Machinery..................................    2.5     1,041,212
Toys........................................................    2.4     1,011,126
Industrial Products.........................................    2.3       989,740
Business Services...........................................    2.3       980,356
Office Supplies.............................................    2.3       978,178
Retail......................................................    2.3       960,808
Banking.....................................................    2.2       940,732
Furniture & Fixtures........................................    2.1       885,671
Cash & Other Assets, Less Liabilities.......................    4.8     2,025,223
                                                              -----   -----------
                                                              100.0%  $42,276,788
                                                              =====   ===========


MERIDIAN GROWTH FUND

SUMMARY OF PORTFOLIO HOLDINGS

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Healthcare Products.......................................    8.7%  $  175,978,687
Tech-Software.............................................    8.1      164,265,608
Technology................................................    6.8      138,793,588
Banking...................................................    6.3      127,397,096
Healthcare Services.......................................    6.1      123,726,481
Retail....................................................    5.1      104,255,400
Insurance Brokers.........................................    4.8       97,403,185
Brokerage & Money Management..............................    4.7       94,986,852
Business Services.........................................    4.5       92,335,701
Industrial Products.......................................    4.1       82,520,362
Restaurants...............................................    3.3       67,507,158
Leisure & Amusement.......................................    3.2       64,577,764
Hotels & Lodging..........................................    3.1       62,200,404
U.S. Government Obligations...............................    2.9       59,746,312
Healthcare Information Services...........................    2.7       55,936,106
Cellular Communications...................................    2.7       55,774,740
Aerospace/Defense.........................................    2.7       54,798,835
Insurance.................................................    2.5       51,868,580
Chemicals.................................................    2.5       50,620,960
Business Products.........................................    2.4       47,842,022
Energy....................................................    2.3       47,754,012
Consumer Services.........................................    2.3       45,781,010
Construction..............................................    2.0       41,121,517
Industrial Services.......................................    1.9       38,798,569
Wholesale.................................................    1.6       31,924,000
Transportation............................................    0.7       14,102,688
Cash & Other Assets, Less Liabilities.....................    2.0       40,966,265
                                                            -----   --------------
                                                            100.0%  $2,032,983,902
                                                            =====   ==============


MERIDIAN VALUE FUND

SUMMARY OF PORTFOLIO HOLDINGS

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Healthcare Products.......................................   11.9%  $  206,130,288
Technology................................................    9.7      169,428,412
Industrial Products.......................................    9.1      158,047,800
Consumer Products.........................................    8.1      141,027,922
Energy....................................................    6.3      109,433,955
Pharmaceuticals...........................................    5.8      100,940,518
Utilities.................................................    5.6       97,605,353
Apparel...................................................    4.6       80,038,959
Consumer Products/Food & Beverage.........................    4.6       79,826,523
Banking...................................................    3.7       65,117,239
U.S. Government Obligations...............................    3.4       59,726,424
Agriculture...............................................    3.0       51,347,156
Aerospace/Defense.........................................    2.7       46,621,578
Tech-Software.............................................    2.2       38,130,451
Insurance Brokers.........................................    1.9       32,371,258
Leisure & Amusement.......................................    1.9       32,342,615
Business Products.........................................    1.8       31,966,596
Oil & Gas.................................................    1.8       31,308,978
Information Technology Services...........................    1.7       30,229,953
Telecommunications Equipment..............................    1.7       29,171,963
Brokerage & Money Management..............................    1.5       26,924,540
Education.................................................    1.5       26,730,391
Business Services.........................................    1.2       21,503,175
Media.....................................................    1.0       17,692,440
Healthcare Services.......................................    1.0       16,505,946
Industrial Services.......................................    0.5        8,399,592
Cash & Other Assets, Less Liabilities.....................    1.8       31,229,077
                                                            -----   --------------
                                                            100.0%  $1,739,799,102
                                                            =====   ==============


MERIDIAN EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                Shares            Value*
                                           ---------------   ---------------
COMMON STOCKS - 95.2%

  APPAREL - 2.5%
     VF Corp. ..........................        13,200         $ 1,065,900


  AUTO COMPONENTS - 2.8%
     Autoliv, Inc. (Sweden).............        20,080           1,199,780


  BANKING - 2.2%
     Comerica, Inc. ....................        18,345             940,732


  BASIC MATERIALS - 5.5%
     PPG Industries, Inc. ..............        15,090           1,140,050
     Rohm & Haas Co. ...................        21,500           1,196,905
                                                               -----------
                                                                 2,336,955

  BROKERAGE & MONEY MANAGEMENT - 5.7%
     Federated Investors, Inc. Class B..        30,655           1,217,003
     Waddell & Reed Financial, Inc.
       Class A..........................        44,775           1,210,268
                                                               -----------
                                                                 2,427,271

  BUILDING-TOOLS & MACHINERY - 2.5%
     Stanley Works (The)................        18,550           1,041,212


  BUSINESS PRODUCTS - 2.5%
     Diebold, Inc. .....................        23,675           1,075,318


  BUSINESS SERVICES - 2.3%
     R. R. Donnelley & Sons Co. ........        26,815             980,356


  CHEMICALS - 5.6%
     E.I. du Pont de Nemours & Co. .....        22,580           1,119,065
     RPM International, Inc. ...........        51,225           1,226,839
                                                               -----------
                                                                 2,345,904

  CONSUMER PRODUCTS - 2.6%
     Reynolds American, Inc. ...........        17,305           1,100,425


  DIVERSIFIED OPERATIONS - 5.9%
     3M Co. ............................        13,640           1,276,431
     Eaton Corp. .......................        12,220           1,210,269
                                                               -----------
                                                                 2,486,700

  ELECTRICAL EQUIPMENT - 6.0%
     Emerson Electric Co. ..............        24,375           1,297,237
     Hubbell, Inc. Class B..............        21,950           1,253,784
                                                               -----------
                                                                 2,551,021

  FURNITURE & FIXTURES - 2.1%
     Leggett & Platt, Inc. .............        46,225             885,671


  HEALTHCARE PRODUCTS - 2.7%
     Johnson & Johnson..................        17,535           1,152,049


  INDUSTRIAL PRODUCTS - 2.3%
     Bemis Co., Inc. ...................        34,000             989,740


  INDUSTRIAL SERVICES - 5.4%
     Genuine Parts Co. .................        21,885           1,094,250
     Waste Management, Inc. ............        31,690           1,195,981
                                                               -----------
                                                                 2,290,231

  INSURANCE - 5.0%
     Lincoln National Corp. ............        16,085           1,061,127
     Mercury General Corp. .............        19,445           1,048,669
                                                               -----------
                                                                 2,109,796

  INSURANCE BROKERS - 2.6%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................        26,325           1,077,746


  LEISURE & AMUSEMENT - 2.7%
     Carnival Corp. ....................        23,440           1,135,199


  OFFICE SUPPLIES - 2.3%
     Avery Dennison Corp. ..............        17,155             978,178


  OIL & GAS - 5.7%
     BP plc ADR
       (United Kingdom).................        15,400           1,067,990
     Chevron Corp. .....................        14,200           1,328,836
                                                               -----------
                                                                 2,396,826

MERIDIAN EQUITY INCOME FUND

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                Shares            Value*
                                           ---------------   ---------------
COMMON STOCK (continued)


  PAPER/FOREST PRODUCTS - 4.5%
     Kimberly-Clark Corp. ..............        15,650         $ 1,099,569
     Sonoco Products Co. ...............        26,600             802,788
                                                               -----------
                                                                 1,902,357

  RETAIL - 2.3%
     Limited Brands, Inc. ..............        41,975             960,808


  TECHNOLOGY - 3.4%
     Intel Corp. .......................        54,725           1,415,188


  TELECOMMUNICATIONS SERVICES - 2.9%
     AT&T, Inc. ........................        28,980           1,226,144


  TOYS - 2.4%
     Mattel, Inc. ......................        43,100           1,011,126


  TRANSPORTATION - 2.8%
     United Parcel Service, Inc. Class
       B................................        15,565           1,168,932


  TOTAL INVESTMENTS - 95.2%
     (Identified cost $35,323,760)........................      40,251,565

CASH AND OTHER ASSETS,
  LESS LIABILITIES - 4.8%.................................       2,025,223
                                                               -----------


NET ASSETS - 100.0%.......................................     $42,276,788
                                                               ===========





The aggregate book cost is $35,323,760.

The aggregate gross unrealized appreciation is $5,272,941.
The aggregate gross unrealized depreciation is $(345,136).
The net unrealized appreciation is $4,927,805.
ADR - American Depository Receipt

   * INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCKS - 95.1%

  AEROSPACE/DEFENSE - 2.7%
     BE Aerospace, Inc.*................              1,319,500      $   54,798,835


  BANKING - 6.3%
     Annaly Capital Management, Inc.
       REIT.............................              2,580,000          41,099,400
     SVB Financial Group*...............                872,200          41,307,392
     UCBH Holdings, Inc. ...............              2,573,816          44,990,304
                                                                     --------------
                                                                        127,397,096

  BROKERAGE & MONEY MANAGEMENT - 4.7%
     Affiliated Managers Group, Inc.*...                374,900          47,803,499
     T. Rowe Price Group, Inc. .........                847,250          47,183,353
                                                                     --------------
                                                                         94,986,852

  BUSINESS PRODUCTS - 2.4%
     Diebold, Inc. .....................              1,053,325          47,842,022


  BUSINESS SERVICES - 4.5%
     CSG Systems International, Inc.*...              2,029,330          43,123,263
     Global Payments, Inc. .............              1,112,900          49,212,438
                                                                     --------------
                                                                         92,335,701

  CELLULAR COMMUNICATIONS - 2.7%
     American Tower Corp. Class A*......              1,281,000          55,774,740


  CHEMICALS - 2.5%
     RPM International, Inc. ...........              2,113,610          50,620,960


  CONSTRUCTION - 2.0%
     Granite Construction, Inc. ........                775,585          41,121,517


  CONSUMER SERVICES - 2.3%
     Rollins, Inc. .....................              1,715,287          45,781,010


  ENERGY - 2.3%
     FMC Technologies, Inc.*............                828,200          47,754,012


  HEALTHCARE INFORMATION SERVICES - 2.7%
     Cerner Corp.*......................                935,230          55,936,106


  HEALTHCARE PRODUCTS - 8.7%
     C. R. Bard, Inc. ..................                715,475          63,097,740
     DENTSPLY International, Inc. ......              1,546,000          64,375,440
     Edwards Lifesciences Corp.*........                983,685          48,505,507
                                                                     --------------
                                                                        175,978,687

  HEALTHCARE SERVICES - 6.1%
     Apria Healthcare Group, Inc.*......              1,050,300          27,318,303
     DaVita, Inc.*......................                793,900          50,158,602
     Laboratory Corp. of America
       Holdings*........................                591,200          46,249,576
                                                                     --------------
                                                                        123,726,481

  HOTELS & LODGING - 3.1%
     Las Vegas Sands Corp.*.............                466,200          62,200,404


  INDUSTRIAL PRODUCTS - 4.1%
     Airgas, Inc. ......................                476,967          24,625,806
     Dionex Corp.*......................                728,600          57,894,556
                                                                     --------------
                                                                         82,520,362

  INDUSTRIAL SERVICES - 1.9%
     Allied Waste Industries, Inc.*.....              3,043,025          38,798,569


  INSURANCE - 2.5%
     Mercury General Corp. .............                961,776          51,868,580


  INSURANCE BROKERS - 4.8%
     Brown & Brown, Inc. ...............              1,795,350          47,217,705
     Willis Group Holdings, Ltd. (United
       Kingdom).........................              1,225,830          50,185,480
                                                                     --------------
                                                                         97,403,185

  LEISURE & AMUSEMENT - 3.2%
     Royal Caribbean Cruises, Ltd. .....              1,191,835          46,517,320
     Winnebago Industries, Inc. ........                756,300          18,060,444
                                                                     --------------
                                                                         64,577,764

MERIDIAN GROWTH FUND

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCK (continued)


  RESTAURANTS - 3.3%
     CBRL Group, Inc. ..................                525,188      $   21,427,670
     Darden Restaurants, Inc. ..........              1,100,800          46,079,488
                                                                     --------------
                                                                         67,507,158

  RETAIL - 5.1%
     Bed Bath & Beyond, Inc.*...........                585,000          19,960,200
     PetSmart, Inc. ....................              1,471,000          46,924,900
     Ross Stores, Inc. .................              1,457,500          37,370,300
                                                                     --------------
                                                                        104,255,400

  TECHNOLOGY - 6.8%
     ACI Worldwide, Inc.*...............                455,240          10,174,614
     International Rectifier Corp.*.....              1,325,500          43,728,245
     Network Appliance, Inc.*...........              1,651,200          44,433,792
     Zebra Technologies Corp. Class A*..              1,108,713          40,456,937
                                                                     --------------
                                                                        138,793,588

  TECH-SOFTWARE - 8.1%
     Advent Software, Inc.*.............              1,066,438          50,090,593
     BEA Systems, Inc.*.................              3,725,000          51,665,750
     Cognos, Inc. (Canada)*.............              1,255,565          52,143,614
     MICROS Systems, Inc.*..............                159,300          10,365,651
                                                                     --------------
                                                                        164,265,608

  TRANSPORTATION - 0.7%
     AirTran Holdings, Inc.*............              1,433,200          14,102,688


  WHOLESALE - 1.6%
     United Stationers, Inc.*...........                575,000          31,924,000

  TOTAL COMMON STOCKS - 95.1%
     (Cost $1,499,231,026).....................................       1,932,271,325
                                                                     --------------
                                                                        Value***
                                                                  --------------------
U.S. GOVERNMENT OBLIGATIONS - 2.9%
     U.S. Treasury Bill @ 4.129%**
       due 10/04/07
       (Face Value $20,000,000)................................          19,988,750
     U.S. Treasury Bill @ 4.221%** due 11/15/07
       (Face Value $20,000,000)................................          19,892,422
     U.S. Treasury Bill @ 3.978%**
       due 12/06/07
       (Face Value $20,000,000)................................          19,865,140
                                                                     --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $59,734,217)........................................          59,746,312
                                                                     --------------

  TOTAL INVESTMENTS - 98.0%
     (Cost $1,558,965,243).....................................       1,992,017,637

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.0%.................          40,966,265
                                                                     --------------

NET ASSETS - 100.0%............................................      $2,032,983,902
                                                                     ==============




The aggregate book cost is $1,558,965,243.

The aggregate gross unrealized appreciation is $467,361,973.
The aggregate gross unrealized depreciation is $(34,309,579).
The net unrealized appreciation is $433,052,394.

REIT - Real Estate Investment Trust

    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCKS - 94.8%

  AEROSPACE/DEFENSE - 2.7%
     BE Aerospace, Inc.*................              1,122,600      $   46,621,578


  AGRICULTURE - 3.0%
     Bunge, Ltd. .......................                190,800          20,501,460
     UAP Holding Corp. .................                983,600          30,845,696
                                                                     --------------
                                                                         51,347,156

  APPAREL - 4.6%
     Hanesbrands, Inc.*.................                634,800          17,812,488
     Liz Claiborne, Inc. ...............                888,700          30,509,071
     Quiksilver, Inc.*..................              2,218,000          31,717,400
                                                                     --------------
                                                                         80,038,959

  BANKING - 3.7%
     Annaly Capital Management, Inc.
       REIT.............................              2,336,500          37,220,445
     Friedman, Billings, Ramsey Group,
       Inc. Class A.....................                800,600           3,690,766
     Regions Financial Corp. ...........                821,100          24,206,028
                                                                     --------------
                                                                         65,117,239

  BROKERAGE & MONEY MANAGEMENT - 1.5%
     Federated Investors, Inc. Class B..                678,200          26,924,540


  BUSINESS PRODUCTS - 1.8%
     Diebold, Inc. .....................                703,800          31,966,596


  BUSINESS SERVICES - 1.2%
     Hewitt Associates, Inc. Class A*...                613,500          21,503,175


  CONSUMER PRODUCTS - 8.1%
     Avon Products, Inc. ...............              1,289,200          48,383,676
     Blount International, Inc.*........                677,800           7,699,808
     Briggs & Stratton Corp. ...........                618,400          15,571,312
     Electronic Arts, Inc.*.............                572,000          32,026,280
     Pactiv Corp.*......................              1,303,100          37,346,846
                                                                     --------------
                                                                        141,027,922

  CONSUMER PRODUCTS/FOOD & BEVERAGE - 4.6%
     Anheuser-Busch Cos., Inc. .........                872,100          43,596,279
     International Flavors & Fragrances,
       Inc. ............................                685,400          36,230,244
                                                                     --------------
                                                                         79,826,523

  EDUCATION - 1.5%
     Corinthian Colleges, Inc.*.........              1,680,100          26,730,391


  ENERGY - 6.3%
     Exterran Holdings, Inc.*...........                339,950          27,311,583
     GlobalSanteFe Corp. ...............                306,800          23,322,936
     International Coal Group, Inc.*....              4,975,300          22,090,332
     Kinder Morgan Management, LLC*.....                785,221          36,709,104
                                                                     --------------
                                                                        109,433,955

  HEALTHCARE PRODUCTS - 11.9%
     Abbott Laboratories................                412,000          22,091,440
     American Medical Systems Holdings,
       Inc.*............................              1,540,600          26,113,170
     Baxter International, Inc. ........                954,800          53,736,144
     Beckman Coulter, Inc. .............                712,600          52,561,376
     Cooper Cos, Inc. (The).............                521,400          27,331,788
     STERIS Corp. ......................                889,000          24,296,370
                                                                     --------------
                                                                        206,130,288

  HEALTHCARE SERVICES - 1.0%
     Apria Healthcare Group, Inc.*......                634,600          16,505,946


  INDUSTRIAL PRODUCTS - 9.1%
     Albany International Corp. Class
       A................................                668,700          25,069,563
     Cabot Corp. .......................                561,900          19,964,307
     Chemtura Corp. ....................              2,427,800          21,583,142
     Mine Safety Appliances Co. ........                453,350          21,357,319
     Schnitzer Steel Industries, Inc.
       Class A..........................                466,500          34,189,785
     Sealed Air Corp. ..................              1,403,900          35,883,684
                                                                     --------------
                                                                        158,047,800

MERIDIAN VALUE FUND

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCK (continued)


  INDUSTRIAL SERVICES - 0.5%
     ABM Industries, Inc. ..............                420,400      $    8,399,592


  INFORMATION TECHNOLOGY SERVICES - 1.7%
     CACI International, Inc. Class A*..                591,700          30,229,953


  INSURANCE BROKERS - 1.9%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................                790,700          32,371,258


  LEISURE & AMUSEMENT - 1.9%
     Polaris Industries, Inc. ..........                340,500          14,852,610
     Shuffle Master, Inc.*..............              1,169,900          17,490,005
                                                                     --------------
                                                                         32,342,615

  MEDIA - 1.0%
     Grupo Televisa SA ADR (Mexico).....                732,000          17,692,440

  OIL & GAS - 1.8%
     BP plc ADR (United Kingdom)........                324,600          22,511,010
     Edge Petroleum Corp.*..............                685,200           8,797,968
                                                                     --------------
                                                                         31,308,978

  PHARMACEUTICALS - 5.8%
     Charles River Laboratories
       International, Inc.*.............                577,900          32,449,085
     MGI Pharma, Inc.*..................              1,484,600          41,242,188
     Schering-Plough Corp. .............                861,500          27,249,245
                                                                     --------------
                                                                        100,940,518

  TECHNOLOGY - 9.7%
     Avid Technology, Inc.*.............                677,400          18,343,992
     Entegris, Inc.*....................              2,215,900          19,234,012
     Intel Corp. .......................              1,758,000          45,461,880
     Intermec, Inc.*....................                915,200          23,905,024
     Western Digital Corp.*.............              1,371,900          34,736,508
     Zebra Technologies Corp. Class A*..                760,400          27,746,996
                                                                     --------------
                                                                        169,428,412

  TECH-SOFTWARE - 2.2%
     Cognos, Inc.* (Canada).............                817,000          33,930,010
     Secure Computing Corp.*............                431,700           4,200,441
                                                                     --------------
                                                                         38,130,451

  TELECOMMUNICATIONS EQUIPMENT - 1.7%
     Nokia Oyj ADR (Finland)............                769,100          29,171,963


  UTILITIES - 5.6%
     Dynegy, Inc. Class A*..............              4,438,300          41,009,892
     Hawaiian Electric Industries,
       Inc. ............................              1,108,375          24,062,821
     Progress Energy, Inc. .............                694,400          32,532,640
                                                                     --------------
                                                                         97,605,353

  TOTAL COMMON STOCKS - 94.8%
     (Cost $1,451,233,156).....................................       1,648,843,601
                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS - 3.4%
     U.S. Treasury Bill @ 4.129%**
       due 10/04/07
       (Face Value $15,000,000)................................          14,991,562
     U.S. Treasury Bill @ 4.519%**
       due 11/08/07
       (Face Value $15,000,000)................................          14,926,500
     U.S. Treasury Bill @ 4.221%**
       due 11/15/07
       (Face Value $15,000,000)................................          14,919,317
     U.S. Treasury Bill @ 3.966%**
       due 12/13/07
       (Face Value $15,000,000)................................          14,889,045
                                                                     --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $59,716,285)........................................          59,726,424
                                                                     --------------

  TOTAL INVESTMENTS - 98.2%
     (Cost $1,510,949,441).....................................       1,708,570,025
CASH AND OTHER ASSETS, LESS LIABILITIES - 1.8%.................          31,229,077
                                                                     --------------
NET ASSETS - 100.0%............................................      $1,739,799,102
                                                                     ==============




The aggregate book cost is $1,510,949,441.

The aggregate gross unrealized appreciation is $247,480,585.
The aggregate gross unrealized depreciation is $(49,860,001).
The net unrealized appreciation is $197,620,584.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

MERIDIAN VALUE FUND

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   MERIDIAN FUND, INC.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                          Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                          preceded or accompanied by an
                              effective prospectus.

                        ---------------------------------
                             Officers and Directors

                              RICHARD F. ASTER, JR.
                             President and Director

                               MICHAEL S. ERICKSON

                                 JAMES B. GLAVIN

                                 HERBERT C. KAY

                                  RONALD ROTTER

                                 MICHAEL STOLPER
                                    Directors

                                GREGG B. KEELING
                            Chief Financial Officer,
                             Treasurer and Secretary
                            Chief Compliance Officer

                                    Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                       Transfer Agent and Disbursing Agent
                                    PFPC INC.
                          King of Prussia, Pennsylvania
                                 (800) 446-6662

                                     Counsel
                             MORRISON & FOERSTER LLP
                                Washington, D.C.

                                    Auditors
                           PRICEWATERHOUSECOOPERS LLP
                            San Francisco, California



                         MERIDIAN EQUITY INCOME FUND(R)

                             MERIDIAN GROWTH FUND(R)

                             MERIDIAN VALUE FUND(R)

                              FIRST QUARTER REPORT

                              [MERIDIAN FUND LOGO]

                          60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939

                              www.meridianfund.com

                            Telephone (800) 446-6662

                               SEPTEMBER 30, 2007